Stockholders' Equity (Details 1)	9 Months Ended
	Sep. 30, 2018 $ / shares shares
Options Outstanding, Number | shares	4,600,000
Options Outstanding, Price | $ / shares	$ 2.50	[1]
Options Outstanding, Life	9 years 8 months 2 days	[1]
Options Exercisable, Number | shares	1,150,000
Options Exercisable, Price | $ / shares	$ 2.50	[1]
$2.50 [Member]
Options Outstanding, Number | shares	4,600,000
Options Outstanding, Price | $ / shares	$ 2.50	[1]
Options Outstanding, Life	9 years 8 months 2 days	[1]
Options Exercisable, Number | shares	1,150,000
Options Exercisable, Price | $ / shares	$ 2.50	[1]

[1]	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.